Earnings per share - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings per share [abstract]
Profit for the period	€ 31.0	€ 19.3	€ 93.4	€ 67.3
Preference shares, dividend payment terms, weighted average share price, minimum term required			10 days		10 days